Long-term Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Current Portion of Long-Term Debt	$ 654		$ 654		$ 682
Long-Term Portion	6,498		6,498		8,482
Less: Cash and Cash Equivalents	(64)	$ (376)	(64)	$ (376)	(781)	$ (244)	$ (405)	$ (610)
Net Debt	7,088		7,088		8,383
Net Earnings (Loss)	1,784	(418)	1,894	(1,072)
Add (Deduct):
Interest Income	(4)	(3)	(6)	(6)
Foreign Exchange (Gain) Loss, Net	(155)	212	(353)	489
Re-measurement of Contingent Payment	(109)	377	154	$ 494
Other (Income) Loss, Net	(2)	$ 2	7
Rolling Twelve Month Basis
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Current Portion of Long-Term Debt	654		654		682
Long-Term Portion	6,498		6,498		8,482
Less: Cash and Cash Equivalents	(64)		(64)		(781)
Net Debt	$ 7,088		7,088		8,383
Net Earnings (Loss)			297		(2,669)
Add (Deduct):
Finance Costs			560		628
Interest Income			(19)		(19)
Income Tax Expense (Recovery)			(1,694)		(920)
DD&A			2,047		2,131
E&E Write-Down			2,126		2,123
Unrealized (Gain) Loss on Risk Management			(840)		(1,249)
Foreign Exchange (Gain) Loss, Net			12		854
Re-measurement of Contingent Payment			(290)		50
(Gain) Loss on Discontinuance			5		(301)
(Gain) Loss on Divestitures of Assets			800		795
Other (Income) Loss, Net			(5)		(12)
Adjusted EBITDA (2)			$ 2,999		$ 1,411
Net Debt to Adjusted EBITDA			240.00%		590.00%